Short-term bank deposits (Tables)	12 Months Ended
Dec. 31, 2025
Cash equivalents [abstract]
Schedule of Short Term Bank Deposits	As of December 31, 2025 and 2024, this item was comprised as follows:

	December 31, 2025		December 31, 2024
Short-term bank deposits	Ps.	2,711,422	Ps.	3,058,691